Loans receivable, net (Tables)	12 Months Ended
Dec. 31, 2023
Loans receivable, net
Schedule of loans receivable

	December 31,
	2023	2022
Loans receivable, gross
Personal loans	$7,099	$7,622
Corporate loans	14,603	7,000
Subtotal	21,702	14,622
Provision for loan losses (Note 20)	(2,023)	(2,072)
Total loans receivable, net	$19,679	$12,550
Less: classified as non-current loans receivable, net	(12,484)	(4,170)
Total current loans receivable, net	$7,195	$8,380

Schedule of loans receivable maturity analysis

For the year ending December 31,	Amount
2024	$7,195
2025	12,482
2026 and thereafter	2
Total loans	19,679

Schedule of aging of loans receivable

	December 31,
	2023	2022
1‑89 days past due	$1	$1
90‑179 days past due	3,105	—
180‑365 days past due	—	—
Over 1 year past due *	—	—
Total past due	$3,106	$1
Loans without overdue	16,573	12,449
Total loans, net	$19,679	$12,550

Schedule of Company's loan portfolio by categories

	December 31,
	2023	2022
Installment loans to individuals	$595	$421
Real estate backed loan	5,288	6,419
Securities backed loan	1,058	3,035
Commercial loans	12,738	2,675
Total loans, net	$19,679	$12,550